Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Amortized cost	$ 79.4	$ 51.8
Fair value through other comprehensive income	541.0	513.0
Fair value through profit or loss	196.0	304.4
Total	816.4	869.2
Amortized cost, current portion	13.8	0.1
Amortized cost,non-current	65.6	51.7
Fair value through other comprehensive income, current portion	541.0	513.0
Fair value through profit or loss, current portion	196.0	304.4
Current portion, total	750.8	817.5
Non-current, total	65.6	51.7
Private securities [member]
Disclosure of financial assets [line items]
Amortized cost	51.6	51.8
Total	51.6	51.8
Structured notes [member]
Disclosure of financial assets [line items]
Amortized cost	14.1
Fair value through profit or loss	79.0	241.1
Total	93.1	241.1
Investment funds [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	22.1	7.4
Total	22.1	7.4
Fixed deposits [member]
Disclosure of financial assets [line items]
Amortized cost	13.7
Fair value through other comprehensive income	541.0	513.0
Total	554.7	513.0
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	94.9	55.9
Total	$ 94.9	$ 55.9